November 16, 2018 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), of 360 Funds (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

On behalf of 360 Funds (the “Trust”), electronically transmitted pursuant to Rule 485(a) under the 1933 Act, is Post-Effective Amendment No. 122 to the Trust’s registration statement on Form N-1A (the “Registration Statement”) and Amendment No. 123 to the Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to re-designating the current share classes and changing the fiscal year end for the EAS Crow Point Alternatives Fund, a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
John H. Lively

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com